Note 6 - Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
As of March 31, 2016	Number of
	Shares	Price Range
Balance, December 31, 2015	13,779,438	$0.125	–	1.00
Issued	728,571		0.45
Expired	—		—
Balance, March 31, 2016	14,508,009	$0.125	–	1.00
As of March 31, 2017	Number of
	Shares	Price Range
Balance, December 31, 2016	20,035,114	$0.125	–	1.00
Issued	219,298		0.70
Exercised	(510,000)	0.25	–	0.30
Balance, March 31, 2017	19,744,412	$0.125	–	1.00

	Number of
	Shares	Price Range
Outstanding as of December 31, 2014	8,838,122	$0.125	-	1.00
Issued	12,693,395	0.30	-	0.45
Exercised	—	0.30	-	0.50
Expired	(7,752,079)	0.25	-	0.75
Outstanding as of December 31, 2015	13,779,438	$0.125	-	1.00
Prior year extensions	4,634,637		0.30
Issued	6,822,855	0.35	-	0.75
Exercised	(2,818,271)	0.25	-	0.40
Expired	(2,383,545)	0.55	-	0.75
Outstanding as of December 31, 2016	20,035,114	$0.125	-	1.00

Schedule Of Assumptions Used To Determine Fair Value Of Warrants [Table Text Block]
	2016	2017
Risk free interest rate	1.36%	1.93%
Expected volatility	315%	297%
Expected dividend yield	—	—
Forfeiture rate	—	—
Expected life in years	5	5

	2015			2016
Risk free interest rate	.97	-	1.60%	.95	-	1.96%
Expected volatility	255	-	332%	301	-	315%
Expected dividend yield		-			-
Forfeiture rate		-			-
Expected life in years	3	-	5	3	-	5